Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities [Text Block]

28Fair value of financial assets and liabilities

Accounting policies
Fair value hierarchy

For financial reporting purposes, financial instruments are categorized into Level 1, 2 or 3, based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are as follows:

  Level 1 – inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets that the company can access at the measurement date.
  Level 2 – all significant inputs (other than quoted prices included within Level 1) are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
  Level 3 – one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, for the asset or liability.

Transfers between levels of the fair value hierarchy are recognized at the end of the reporting period during which the change has occurred.

Offsetting and master netting agreements

Financial assets and liabilities are offset and the net amount is reported in the balance sheet when, and only when, the company has currently a legally enforceable right to set-off the amounts and the group intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Accounting estimates and judgments

Determining the fair value of financial instruments requires the use of estimates according to the method applied for each type of financial asset of liability. The estimated fair value of financial instruments has been determined by the company using available market information and appropriate valuation methods. The estimates presented are not necessarily indicative of the amounts that will ultimately be realized by the company upon maturity or disposal. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts.

Specific valuation techniques used to value financial instruments include:

Level 1

Instruments included in level 1 are comprised primarily of listed equity investments classified as financial assets carried at fair value through profit or loss or carried at fair value through other comprehensive income. The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives or convertible bond instruments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are based on observable market data, the instrument is included in level 2. The fair value of derivatives is calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread and foreign exchange rates. The valuation of convertible bond instruments uses observable market quoted data for the options and present value calculations using observable yield curves for the fair value of the bonds.

Level 3

If one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, the instrument is included in level 3.

The fair value of debt is estimated on the basis of the quoted market prices for certain issuances, or on the basis of discounted cash flow analysis using market rates plus Philips’ spread for the particular tenors of the borrowing arrangement. Accrued interest is not included within the carrying amount or estimated fair value of debt.

The fair value of contingent consideration is dependent on the terms of the respective acquisition agreement that may require Philips to pay additional consideration to former shareholders if specified future events occur or conditions are met, such as the achievement of certain regulatory milestones or the achievement of certain commercial milestones. The fair value of the contingent consideration provision is generally determined using a probability-weighted and a risk-adjusted approach to estimate the achievement of future regulatory and commercial milestones, respectively. The discount rates used in the risk adjusted approach reflect the inherent risk related to achieving the commercial milestones. Both regulatory and commercial milestones are discounted for the time value of money at risk-free rates. The fair value measurement is based on management’s estimates and assumptions and hence classified as Level 3 in the fair value hierarchy.

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Fair value information for financial assets and financial liabilities not carried at fair value is not included if the carrying amount is a reasonable approximation of fair value.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
December 31, 2022

Financial assets
Carried at fair value:
Debt instruments	232	232			232
Equity instruments	4	4	1		2
Other financial assets	86	86		35	51
Financial assets carried at FVTP&L	322	322	1	35	285
Debt instruments	25	25		25
Equity instruments	259	259	30		229
Current financial assets	9	9			9
Receivables - current	26	26			26
Financial assets carried at FVTOCI	319	319	30	25	264
Derivative financial instruments	127	127		127
Financial assets carried at fair value	768	768	32	187	549

Carried at (amortized) cost:
Cash and cash equivalents	1,172
Loans and receivables:
Current loans receivables	2
Other non-current loans and receivables	54
Receivables - current	4,088
Receivables - non-current	279
Financial assets carried at (amortized) cost	5,596
Total financial assets	6,364

Financial liabilities
Carried at fair value:
Contingent consideration	(113)	(113)			(113)
Financial liabilities carried at FVTP&L	(113)	(113)			(113)
Derivative financial instruments	(211)	(211)		(211)
Financial liabilities carried at fair value	(324)	(324)		(211)	(113)

Carried at (amortized) cost:
Accounts payable	(1,968)
Interest accrual	(71)
Debt (Corporate bonds and leases)	(6,520)	(6,083)	(5,001)	(1,082)
Debt (excluding corporate bonds and leases)	(1,680)
Financial liabilities carried at (amortized) cost	(10,240)
Total financial liabilities	(10,564)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
December 31, 2021

Financial assets
Carried at fair value:
Debt instruments	233	233			233
Equity instruments	4	4	4
Other financial assets	46	46		34	12
Financial assets carried at FVTP&L	283	283	4	34	245
Debt instruments	27	27		27
Equity instruments	273	273	63		210
Current financial assets	-	-
Receivables - current	68	68			68
Financial assets carried at FVTOCI	368	368	63	27	278
Derivative financial instruments	63	63		63
Financial assets carried at fair value	714	714	67	124	523

Carried at (amortized) cost:
Cash and cash equivalents	2,303
Loans and receivables:
Current loans receivables	2
Other non-current loans and receivables	47
Receivables - current	3,720
Receivables - non-current	224
Financial assets carried at (amortized) cost	6,296
Total financial assets	7,010

Financial liabilities
Carried at fair value:
Contingent consideration	(208)	(208)			(208)
Financial liabilities carried at FVTP&L	(208)	(208)			(208)
Derivative financial instruments	(202)	(202)		(202)
Financial liabilities carried at fair value	(410)	(410)		(202)	(208)

Carried at (amortized) cost:
Accounts payable	(1,872)
Interest accrual	(52)
Debt (Corporate bonds and leases)	(5,765)	(6,396)	(5,177)	(1,220)
Debt (excluding corporate bonds and leases)	(1,214)
Financial liabilities carried at (amortized) cost	(8,904)
Total financial liabilities	(9,314)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

The following table shows the reconciliation from the beginning balance to the end balance for Level 3 fair value measurements.

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance as of January 1, 2022	523	208
Acquisitions		96
Purchase	131
Sales	(76)
Utilizations		(105)
Recognized in profit and loss:
other business income		(85)
financial income and expenses1)	7	(8)
Recognized in other comprehensive income2)		8
Receivables held to collect and sell	(41)
Reclassification	5
Balance as of December 31, 2022	549	113
1)Refer to Financial income and expenses for details. 2)Includes translation differences

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance as of January 1, 2021	411	318
Acquisitions		16
Purchase	113
Sales	(122)
Utilizations		(48)
Recognized in profit and loss:
other business income		(87)
financial income and expenses	98	1
Recognized in other comprehensive income1)	12	9
Receivables held to collect and sell	(25)
Reclassification from associates	36
Balance as of December 31, 2021	523	208
1)Includes translation differences
Offsetting and master netting agreements

Transactions in derivatives are subject to master netting and set-off agreements. In the case of certain termination events, under the terms of the master agreement, Philips can terminate the outstanding transactions and aggregate their positive and negative values to arrive at a single net termination sum (or close-out amount). This contractual right is subject to the following:

  The right may be limited by local law if the counterparty is subject to bankruptcy proceedings.
  The right applies on a bilateral basis.

Philips Group

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2021	2022
Derivatives
Gross amounts of recognized financial assets	63	127
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	63	127

Related amounts not offset in the balance sheet
Financial instruments	(47)	(54)
Net amount	17	73

Philips Group

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2021	2022
Derivatives
Gross amounts of recognized financial liabilities	(202)	(211)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(202)	(211)

Related amounts not offset in the balance sheet
Financial instruments	47	54
Net amount	(155)	(157)